Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

				$ million
		2019		2018
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	19,424	22	19,414	7
Amounts receivable from joint ventures and associates	672	2	642	2
Other receivables	3,325	826	3,275	740
	23,421	850	23,331	749
Non-financial assets
Gulf of Mexico oil spill trust fund reimbursement asset	201	—	214	—
Sales taxes and production taxes	640	538	790	482
Other receivables	180	759	143	603
	1,021	1,297	1,147	1,085
	24,442	2,147	24,478	1,834